Note 55 - Other Information - Interest Income Breakdown By Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 29,296	€ 27,708	€ 24,783
Domestic Geography | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	5,093	5,962	6,275
Foreign Geography | European Union [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	422	291	387
Foreign Geography | Other OECD Countries [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	19,386	17,026	13,666
Foreign Geography | Other Countries [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	4,395	4,429	4,454
Foreign Geography | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 24,203	€ 21,745	€ 18,507